Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the period	$ 1,059,523	$ 34,155
Current period addition	300,266	1,117,156
Write-off		(625)
Foreign currency translation adjustment	42,681	(91,163)
Balance at the end of the period	$ 1,402,470	$ 1,059,523